Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	June 30, 2021	December 31, 2020
Electronic equipment	$165,926	$163,891
Office equipment	14,208	14,034
Total property and equipment	180,134	177,925
Less: accumulated depreciation	(168,130)	(158,605)
Total property and equipment, net	$12,004	$19,320